LOANS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 2,197	$ 5,380
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	322	1,428
Non Farm, Non Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	401	409
Commercial Loans Secured By Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 163	172
Other Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1,092
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 886	3,101
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	74	42
Single Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,237	2,237
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 1,311	$ 2,279